Cover	May 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2025
Entity File Number	000-56478
Entity Registrant Name	KINETIC SEAS INCORPORATED
Entity Central Index Key	0001945619
Entity Tax Identification Number	47-1981170
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	1501 Woodfield Road,
Entity Address, Address Line Two	Suite 114E
Entity Address, City or Town	Schaumburg
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60173
City Area Code	(888)
Local Phone Number	901-8806
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false